Schedule Of Change in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Change In Non-cash Operating Working Capital
Trade and other receivables	$ (732)	$ (7,845)
Inventories	(1,418)	(724)
Prepaid expenses and other	(1,693)	(2,103)
Trade and other payables	1,588	2,551
Total	$ (2,255)	$ (8,121)